SCHEDULE OF ADVANCED TO SUPPLIERS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Total advances to suppliers	$ 11,542,462	$ 9,442,382
Less: allowance for credit losses	(42,113)	(20,268)
Other non-current asset	4,116,201
Advances to suppliers, current	7,426,261	9,442,382
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advances to suppliers	10,708,483	8,621,580
Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advances to suppliers	$ 876,092	$ 841,070